SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS (Additional Information) (Details)	1 Months Ended			12 Months Ended
	May 31, 2018 vessel shares	Apr. 30, 2018 USD ($) $ / shares shares	Oct. 31, 2017 USD ($) shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) $ / shares shares	Oct. 31, 2021 USD ($)	Sep. 01, 2020 USD ($) shares	Aug. 31, 2020 USD ($) shares	Aug. 01, 2020 $ / shares shares	May 01, 2020 USD ($) shares	Oct. 01, 2018 USD ($) shares	Sep. 30, 2018 USD ($) shares	Jun. 30, 2018 vessel	May 04, 2018 USD ($)	Apr. 23, 2018 USD ($) $ / shares	Feb. 28, 2018 USD ($) shares	Nov. 30, 2016 $ / shares shares	Oct. 05, 2016 USD ($) $ / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
New shares issued (in shares) | shares					6,869	18,246
Proceeds from shares issued, net of issuance costs				$ 89,280,000	$ 61,485,000	$ 0
Long-term debt				1,903,755,000	1,663,394,000
Repurchase of bonds				$ 215,098,000	$ 66,570,000	$ 80,749,000
Share capital, par value (in dollars per share) | $ / shares		$ 0.01		$ 0.01	$ 0.01		$ 0.01				$ 0.01								$ 0.01
Common stock, value authorized				$ 3,000,000	$ 3,000,000				$ 3,000,000	$ 2,000,000			$ 2,000,000	$ 1,500,000
Common shares, authorized (in shares) | shares				300,000,000	300,000,000				300,000,000	200,000,000			200,000,000	150,000,000
Increase in authorized common stock (in shares) | shares							50,000,000				100,000,000
Options exercised (in shares) | shares				(129,000)	(17,500)	(65,000)
Shares acquired (in shares) | shares	4,024,984
Number of vessels acquired | vessel	4														15
Total authorized for share lending arrangement (in shares) | shares		7,000,000
Contributed surplus
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividends, Common Stock				$ (77,552,000)	$ (109,394,000)	$ (31,939,000)
Senior unsecured convertible bonds due 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Conversion price (in dollars per share) | $ / shares				$ 15.1973
Recognition of equity component arising from issuance of 4.875% convertible bonds due 2023				$ 3,600,000	4,000,000
Debt amount																				$ 225,000,000
Common stock, shares loaned to affiliate (in shares) | shares																			8,000,000
Senior unsecured convertible bonds due 2021 | Additional paid-in capital
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Recognition of equity component arising from issuance of 4.875% convertible bonds due 2023				4,600,000
4.875% unsecured convertible bonds due 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Recognition of equity component arising from issuance of 4.875% convertible bonds due 2023		$ 7,900,000		$ (100,000)	(300,000)
4.875% unsecured convertible bonds due 2023 | Additional paid-in capital
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Recognition of equity component arising from issuance of 4.875% convertible bonds due 2023							$ 7,900,000
Senior unsecured convertible bonds due 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Interest rate (in percentage)				5.75%																5.75%
Long-term debt				$ 0	212,200,000			$ 144,700,000
Conversion price (in dollars per share) | $ / shares																				$ 17.7747
Repurchase of bonds				67,600,000	0
Total allocated as the reacquisition of the equity component				$ 400,000	0
4.875% unsecured convertible bonds due 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Interest rate (in percentage)				4.875%													4.875%
Long-term debt				$ 137,900,000	139,900,000
Conversion price (in dollars per share) | $ / shares				$ 12.90													$ 18.93
Recognition of equity component arising from issuance of 4.875% convertible bonds due 2023				$ 6,700,000	6,800,000
Repurchase of bonds				2,000,000	8,400,000
Total allocated as the reacquisition of the equity component				$ 100,000	$ 300,000
Debt amount																$ 14,000,000	$ 150,000,000
Common stock, shares loaned to affiliate (in shares) | shares		3,765,842		3,765,842
3.25% Senior Unsecured Convertible Bonds Due 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Interest rate (in percentage)			3.25%															3.25%
Shares issued on conversion of convertible debt (in shares) | shares			9,418,798
Conversion of principal amount			$ 121,000,000
3.25% Senior Unsecured Convertible Bonds Due 2018 | Senior Unsecured Convertible Bonds due 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
New shares issued (in shares) | shares																		651,365
Long-term debt																		$ 63,200,000
Dividend Reinvestment Plan (DRIP)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend reinvestment plan, maximum number of shares authorized (in shares) | shares												10,000,000
At The Market
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity distribution agreement, maximum value of shares authorized												$ 100,000,000
At The Market and Dividend Reinvestment Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
New shares issued (in shares) | shares				10,700,000	8,400,000
Proceeds from shares issued, net of issuance costs				$ 89,400,000	$ 61,500,000
Premium on issuance of new shares				$ 89,300,000	$ 61,400,000